Convertible Loans Payable (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Balance at beginning	$ 354,160	$ 310,641	$ 413,795
Change Due to Issuances		746,672	1,609,895
Change due to exercise / redemptions	110,507	(1,972,419)	(455,576)
Change in fair value	243,653	(1,269,266)	(1,257,473)
Change in fair value	(243,653)	1,269,266	1,257,473
Balance at end	0	354,160	310,641
Change due to exercise / redemptions	$ (110,507)	$ 1,972,419	$ 455,576